Class C2 [Member] Annual Fund Operating Expenses - Class C2 - Western Asset Short Duration Municipal Income Fund - Class C2	Feb. 28, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.65%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.12%